Exploration and Evaluation Assets (Additional Information) (Details)	6 Months Ended
Dec. 31, 2022 USD ($)
Exploration and Evaluation Assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised	$ 0